Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Under the rules adopted pursuant to The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance metrics and TSR of the Company. As described in more detail in the section “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table below. Moreover, the Company generally seeks to incentivize long-term performance and, therefore, does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our performance, refer to the section “Compensation Discussion and Analysis.”

	Summary Compensation Table Total	Summary Compensation Table Total	Compensation Actually Paid	Compensation Actually Paid	Average Summary Compensation Table Total	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment Based On:			Company-Selected Measure
Year	for Current CEO(1) ($)	for Former CEO(1) ($)	to Current CEO(2) ($)	to Former CEO(2) ($)	for Non-CEO NEOs(3) ($)	to Non-CEO NEOs(4) ($)	TSR(5) ($)	Peer Group TSR(6) ($)	Net Income(7) ($)	Pre-Provision Net Income(8) ($)
2025	587,252	4,824,409	593,454	7,489,937	1,385,278	1,914,090	154.49	194.46	44,412,000	60,862,000
2024	—	4,923,166	—	7,172,720	1,517,888	1,981,382	130.76	159.96	41,227,000	50,452,000
2023	—	5,291,817	—	4,175,812	1,730,622	1,452,684	92.39	128.26	15,958,000	36,439,000
2022	—	4,915,677	—	366,271	1,559,523	344,948	98.94	109.44	51,224,000	66,516,000
2021	—	3,726,285	—	8,203,368	1,425,961	2,703,198	196.35	125.39	88,687,000	96,020,000

__________

(1)
The dollar amounts reported are the amounts of total compensation reported for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Beck served as our President and Chief Executive Officer until his resignation effective as of November 10, 2025, at which time he became a Senior Advisor to the Company. Mr. Lamba was appointed as our President and Chief Executive Officer effective as of November 10, 2025.
(2)
The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Lamba (current CEO) and Mr. Beck (former CEO), as applicable, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lamba or Mr. Beck during the applicable year. The following adjustments were made to Mr. Lamba’s and Mr. Beck’s total compensation, respectively, for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Current CEO ($)	Less: Reported Value of Equity Awards(a) ($)	Add: Equity Award Adjustments(b) ($)	Compensation Actually Paid to Current CEO ($)
2025	587,252	349,973	356,175	593,454
2024	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A

Year	Reported Summary Compensation Table Total for Former CEO ($)	Less: Reported Value of Equity Awards(a) ($)	Add: Equity Award Adjustments(b) ($)	Compensation Actually Paid to Former CEO ($)
2025	4,824,409	2,999,995	5,665,523	7,489,937
2024	4,923,166	2,999,984	5,249,538	7,172,720
2023	5,291,817	2,999,987	1,883,982	4,175,812
2022	4,915,677	2,999,974	(1,549,432)	366,271
2021	3,726,285	1,679,946	6,157,029	8,203,368

__________

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the year-end; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year (any such dividends are accrued but not paid unless and until the applicable award (or portion thereof) vests). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for Mr. Lamba are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	353,439	—	—	—	—	2,736	356,175
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A

The amounts deducted or added in calculating the equity award adjustments for Mr. Beck are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	3,536,750	1,082,875	651,465	162,724	—	231,709	5,665,523
2024	3,198,286	786,091	602,465	608,303	—	54,393	5,249,538
2023	1,907,875	(210,041)	410,861	(233,257)	—	8,544	1,883,982
2022	965,224	(1,134,964)	267,265	(1,780,084)	—	133,126	(1,549,432)
2021	2,860,183	1,429,691	842,850	963,945	—	60,359	6,157,029
(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Lamba, who has served as our CEO since November 10, 2025, and Mr. Beck, who served as our CEO until his resignation effective as of November 10, 2025) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding Mr. Lamba and Mr. Beck, as applicable) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025 and 2024, Harpreet Rana, Brian J. Fisher, Manish Parmar, and Catherine R. Atwood and (ii) for 2023, 2022, and 2021, Harpreet Rana, John D. Schachtel, Brian J. Fisher, and Manish Parmar.
(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Lamba and Mr. Beck, as applicable), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Lamba and Mr. Beck, as applicable) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Lamba and Mr. Beck, as applicable) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	Less: Average Reported Value of Equity Awards(a) ($)	Add: Average Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2025	1,385,278	553,729	1,082,541	1,914,090
2024	1,517,888	633,477	1,096,971	1,981,382
2023	1,730,622	733,715	455,778	1,452,684
2022	1,559,523	711,188	(503,387)	344,948
2021	1,425,961	373,407	1,650,643	2,703,198

The amounts deducted or added in calculating the total average equity award adjustments noted above are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2025	652,815	228,659	120,232	34,360	—	46,476	1,082,541
2024	675,354	165,988	127,213	122,986	—	5,430	1,096,971
2023	466,610	(49,795)	100,489	(61,659)	—	132	455,778
2022	228,822	(333,259)	63,356	(493,920)	—	31,614	(503,387)
2021	644,027	528,887	166,476	293,032	—	18,221	1,650,643

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period.
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The Company utilized the NYSE Financial Index for the peer group. This index has been utilized historically in our Annual Reports on Form 10-K in connection with the required performance graph.
(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
Pre-provision net income is defined as net income excluding the tax-effected impact of the provision for credit losses but including the impact of recognized net credit losses. This metric has been adjusted for certain non-operating restructuring expenses incurred in 2023, as well as non-performing loan sales transacted in 2022 and 2023.

Company Selected Measure Name	Pre-Provision Net Income
Named Executive Officers, Footnote
(1)
The dollar amounts reported are the amounts of total compensation reported for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Beck served as our President and Chief Executive Officer until his resignation effective as of November 10, 2025, at which time he became a Senior Advisor to the Company. Mr. Lamba was appointed as our President and Chief Executive Officer effective as of November 10, 2025.
(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Lamba, who has served as our CEO since November 10, 2025, and Mr. Beck, who served as our CEO until his resignation effective as of November 10, 2025) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding Mr. Lamba and Mr. Beck, as applicable) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025 and 2024, Harpreet Rana, Brian J. Fisher, Manish Parmar, and Catherine R. Atwood and (ii) for 2023, 2022, and 2021, Harpreet Rana, John D. Schachtel, Brian J. Fisher, and Manish Parmar.

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The Company utilized the NYSE Financial Index for the peer group. This index has been utilized historically in our Annual Reports on Form 10-K in connection with the required performance graph.

Adjustment To PEO Compensation, Footnote	The following adjustments were made to Mr. Lamba’s and Mr. Beck’s total compensation, respectively, for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Current CEO ($)	Less: Reported Value of Equity Awards(a) ($)	Add: Equity Award Adjustments(b) ($)	Compensation Actually Paid to Current CEO ($)
2025	587,252	349,973	356,175	593,454
2024	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A

Year	Reported Summary Compensation Table Total for Former CEO ($)	Less: Reported Value of Equity Awards(a) ($)	Add: Equity Award Adjustments(b) ($)	Compensation Actually Paid to Former CEO ($)
2025	4,824,409	2,999,995	5,665,523	7,489,937
2024	4,923,166	2,999,984	5,249,538	7,172,720
2023	5,291,817	2,999,987	1,883,982	4,175,812
2022	4,915,677	2,999,974	(1,549,432)	366,271
2021	3,726,285	1,679,946	6,157,029	8,203,368

__________

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the year-end; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year (any such dividends are accrued but not paid unless and until the applicable award (or portion thereof) vests). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for Mr. Lamba are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	353,439	—	—	—	—	2,736	356,175
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A

The amounts deducted or added in calculating the equity award adjustments for Mr. Beck are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	3,536,750	1,082,875	651,465	162,724	—	231,709	5,665,523
2024	3,198,286	786,091	602,465	608,303	—	54,393	5,249,538
2023	1,907,875	(210,041)	410,861	(233,257)	—	8,544	1,883,982
2022	965,224	(1,134,964)	267,265	(1,780,084)	—	133,126	(1,549,432)
2021	2,860,183	1,429,691	842,850	963,945	—	60,359	6,157,029

Non-PEO NEO Average Total Compensation Amount	$ 1,385,278	$ 1,517,888	$ 1,730,622	$ 1,559,523	$ 1,425,961
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,914,090	1,981,382	1,452,684	344,948	2,703,198
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Lamba and Mr. Beck, as applicable), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Lamba and Mr. Beck, as applicable) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Lamba and Mr. Beck, as applicable) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	Less: Average Reported Value of Equity Awards(a) ($)	Add: Average Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2025	1,385,278	553,729	1,082,541	1,914,090
2024	1,517,888	633,477	1,096,971	1,981,382
2023	1,730,622	733,715	455,778	1,452,684
2022	1,559,523	711,188	(503,387)	344,948
2021	1,425,961	373,407	1,650,643	2,703,198

The amounts deducted or added in calculating the total average equity award adjustments noted above are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2025	652,815	228,659	120,232	34,360	—	46,476	1,082,541
2024	675,354	165,988	127,213	122,986	—	5,430	1,096,971
2023	466,610	(49,795)	100,489	(61,659)	—	132	455,778
2022	228,822	(333,259)	63,356	(493,920)	—	31,614	(503,387)
2021	644,027	528,887	166,476	293,032	—	18,221	1,650,643

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure

Total Shareholder Return Vs Peer Group

Tabular List, Table

The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•
Pre-provision net income
•
Pre-provision return on assets
•
Total shareholder return

Total Shareholder Return Amount	$ 154.49	130.76	92.39	98.94	196.35
Peer Group Total Shareholder Return Amount	194.46	159.96	128.26	109.44	125.39
Net Income (Loss)	$ 44,412,000	$ 41,227,000	$ 15,958,000	$ 51,224,000	$ 88,687,000
Company Selected Measure Amount	60,862,000	50,452,000	36,439,000	66,516,000	96,020,000
PEO Name	Mr. Lamba	Mr. Beck	Mr. Beck	Mr. Beck	Mr. Beck
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-provision net income
Measure:: 2
Pay vs Performance Disclosure
Name	Pre-provision return on assets
Measure:: 3
Pay vs Performance Disclosure
Name	Total shareholder return
Beck [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,824,409	$ 4,923,166	$ 5,291,817	$ 4,915,677	$ 3,726,285
PEO Actually Paid Compensation Amount	7,489,937	7,172,720	4,175,812	366,271	8,203,368
Lamba [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	587,252
PEO Actually Paid Compensation Amount	593,454
PEO | Beck [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,665,523	5,249,538	1,883,982	(1,549,432)	6,157,029
PEO | Beck [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,536,750	3,198,286	1,907,875	965,224	2,860,183
PEO | Beck [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,082,875	786,091	(210,041)	(1,134,964)	1,429,691
PEO | Beck [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	651,465	602,465	410,861	267,265	842,850
PEO | Beck [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	162,724	608,303	(233,257)	(1,780,084)	963,945
PEO | Beck [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	231,709	54,393	8,544	133,126	60,359
PEO | Beck [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,999,995)	(2,999,984)	(2,999,987)	(2,999,974)	(1,679,946)
PEO | Lamba [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	356,175
PEO | Lamba [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	353,439
PEO | Lamba [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,736
PEO | Lamba [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(349,973)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,082,541	1,096,971	455,778	(503,387)	1,650,643
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	652,815	675,354	466,610	228,822	644,027
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	228,659	165,988	(49,795)	(333,259)	528,887
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,232	127,213	100,489	63,356	166,476
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,360	122,986	(61,659)	(493,920)	293,032
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,476	5,430	132	31,614	18,221
Non-PEO NEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (553,729)	$ (633,477)	$ (733,715)	$ (711,188)	$ (373,407)